Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Related Parties

28. Related parties

Related parties comprise the Company’s executive officers and directors, including their affiliates, and any person that directly, or indirectly through one or more intermediaries, controls, is controlled by, or is under common control, with the Company.

Key management personnel comprised of six Executive Officers and Directors and six Non-Executive Directors for the year ended December 31, 2021. Key management personnel comprised of four Executive Officers and Directors and four Non-Executive Directors for the year ended December 31, 2020. Key management personnel comprised of three Executive Officers and Directors and three Non-Executive Directors for the year ended December 31, 2019.

Compensation for key management and non-executive directors recognized during the year comprised (in USD thousands):

	December 31,
	2021	2020	2019
Salaries and other short-term employee benefits	$2,761	$1,155	$756
Pension costs	117	70	32
Share-based compensation expense	6,906	1,065	441
Other compensation	44	146	24
Total	$9,828	$2,436	$1,253

On March 25, 2021, the Board changed the strike price on 127,000 options granted to the CEO in September 2018 from $4.22 (CHF 4.00) to $3.33 (CHF 3.15). The Company calculated the fair value of these options using the same approach as that used to value share options granted since September 2020, which resulted in an increase of $0.1 million. This incremental cost is now being recognized as an expense over the period from March 25, 2021, until the end of the vesting period of the original grant.

On March 25, 2021, the Board also clarified the terms of an award made to the CEO on November 29, 2018. This award is conditional on the achievement by November 29, 2023, of a successful IPO that values the Company at a minimum of $1.0 billion. Further details of the award and its accounting treatment are set out in Note 23 - “Share-based compensation”.

Related parties participated in the sale of Series F preferred shares during the year to the following extent:

Name of shareholder	Number of preferred shares purchased
Alychlo NV	233,580
Generation IM Sustainable Fund III, L.P	389,300
Total	622,880

Three members of key management participated in share issuances in 2020 acquiring a total of 65,920 shares.

Share data have been revised to give effect to the share split explained in Note 1 - “Significant accounting policies— Share split.”